SUPPLEMENT DATED AUGUST 11, 2011
TO PROSPECTUS DATED MAY 1, 2011
FOR
WRL FREEDOM ELITE BUILDER®
WRL FREEDOM ELITE BUIDER II®
WRL FREEDOM ELITE®
WRL FINANCIAL FREEDOM BUILDER®
WRL XCELERATORSM
WRL FREEDOM EQUITY PROTECTOR®
TO PROSPECTUS DATED MAY 1, 2010
FOR
WRL FORLIFESM
TO PROSPECTUS DATED MAY 1, 2004
FOR
WRL FREEDOM ELITE ADVISORSM
TO PROSPECTUS DATED MAY 1, 1994
FOR
WRL FREEDOM SP+®
TO PROSPECTUS DATED MAY 1, 1989
FOR
THE EQUITY PROTECTOR®
Each An Individual Flexible Premium Variable Life Insurance Policy
and
TO PROSPECTUS DATED MAY 1, 2011
FOR
WRL FREEDOM WEALTH PROTECTORSM
A Joint Survivor Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account
By
Western Reserve Life Assurance Co. of Ohio

This Supplement modifies certain information contained in your WRL Freedom Elite Builder® (and Associates Policy), WRL Freedom Elite Builder II® ,WRL Freedom Elite®, WRL Financial Freedom Builder®, WRL ForLifeSM, WRL XceleratorSM (and WRL Xcelerator Exec and WRL Xcelerator Focus), WRL Freedom Equity Protector®, WRL Freedom Elite Advisor, WRL Freedom SP+®, The Equity Protector® and/or WRL Freedom Wealth ProtectorSM prospectuses.   Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

The following information replaces the information regarding loan requests by telephone that is contained in your current product prospectus or supplement to your prospectus under the heading “Loans”:

You may request a loan by telephone by calling us at our administrative office at 1-800-851-9777, Monday – Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern Time. If the loan amount you request by telephone exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request or require a signature guarantee. If you do not want the ability to request a loan by telephone, you should notify us in writing at our mailing address. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine. (Note: All loan requests must be submitted in good order to avoid a delay in processing your request.)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE